Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 60.7%
Aerospace & Defense - 0.9%
Howmet Aerospace, Inc.	51,128	$ 5,125,582
Northrop Grumman Corp.	3,294	1,739,463
Textron, Inc.	31,966	2,831,548
TransDigm Group, Inc.	3,148	4,492,605
		14,189,198
Air Freight & Logistics - 0.5%
FedEx Corp.	10,574	2,893,892
United Parcel Service, Inc., Class B	37,865	5,162,514
		8,056,406
Automobile Components - 0.1%
Aptiv PLC (A)	16,692	1,201,991
Automobiles - 0.8%
Tesla, Inc. (A)	44,905	11,748,495
Banks - 2.2%
Bank of America Corp.	264,856	10,509,486
Citigroup, Inc.	40,097	2,510,072
Fifth Third Bancorp	94,598	4,052,578
Truist Financial Corp.	112,964	4,831,470
U.S. Bancorp	69,387	3,173,068
Wells Fargo & Co.	132,198	7,467,865
		32,544,539
Beverages - 1.1%
Coca-Cola Co.	101,671	7,306,078
Monster Beverage Corp. (A)	57,611	3,005,566
PepsiCo, Inc.	40,593	6,902,840
		17,214,484
Biotechnology - 1.7%
AbbVie, Inc.	61,217	12,089,133
Biogen, Inc. (A)	6,759	1,310,165
BioMarin Pharmaceutical, Inc. (A)	4,367	306,957
Neurocrine Biosciences, Inc. (A)	5,756	663,206
Regeneron Pharmaceuticals, Inc. (A)	5,001	5,257,251
Sarepta Therapeutics, Inc. (A)	2,797	349,317
Vertex Pharmaceuticals, Inc. (A)	11,571	5,381,441
		25,357,470
Broadline Retail - 2.5%
Amazon.com, Inc. (A)	198,886	37,058,428
Building Products - 1.0%
Carrier Global Corp.	57,250	4,608,053
Masco Corp.	27,216	2,284,511
Trane Technologies PLC	21,940	8,528,736
		15,421,300
Capital Markets - 1.2%
Ameriprise Financial, Inc.	3,949	1,855,280
Charles Schwab Corp.	49,318	3,196,299
CME Group, Inc.	24,518	5,409,897
Goldman Sachs Group, Inc.	10,511	5,204,101
KKR & Co., Inc.	12,441	1,624,546
Morgan Stanley	12,516	1,304,668
		18,594,791
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.1%
Dow, Inc.	72,660	$ 3,969,416
Eastman Chemical Co.	2,400	268,680
Linde PLC	17,000	8,106,620
LyondellBasell Industries NV, Class A	22,646	2,171,751
PPG Industries, Inc.	15,224	2,016,571
		16,533,038
Communications Equipment - 0.1%
Motorola Solutions, Inc.	3,171	1,425,777
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,101	1,130,863
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	6,411	5,683,480
Target Corp.	8,778	1,368,139
		7,051,619
Distributors - 0.0% (B)
LKQ Corp.	8,516	339,959
Electric Utilities - 1.3%
NextEra Energy, Inc.	84,102	7,109,142
NRG Energy, Inc.	4,346	395,921
PG&E Corp.	233,839	4,622,997
Southern Co.	90,712	8,180,408
		20,308,468
Electrical Equipment - 0.3%
AMETEK, Inc.	3,247	557,542
Eaton Corp. PLC	9,858	3,267,336
		3,824,878
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	5,824	879,366
Energy Equipment & Services - 0.1%
Baker Hughes Co.	38,547	1,393,474
Entertainment - 0.1%
Netflix, Inc. (A)	1,148	814,242
Warner Music Group Corp., Class A (C)	32,502	1,017,313
		1,831,555
Financial Services - 3.3%
Berkshire Hathaway, Inc., Class B (A)	29,140	13,411,976
Block, Inc. (A)	10,410	698,823
Corpay, Inc. (A)	11,328	3,542,945
Fidelity National Information Services, Inc.	55,461	4,644,859
Mastercard, Inc., Class A	30,964	15,290,023
Visa, Inc., Class A	42,129	11,583,369
		49,171,995
Food Products - 0.5%
Mondelez International, Inc., Class A	102,371	7,541,672
Ground Transportation - 0.7%
CSX Corp.	108,636	3,751,201
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Uber Technologies, Inc. (A)	77,609	$ 5,833,092
Union Pacific Corp.	6,797	1,675,325
		11,259,618
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	12,021	1,370,514
Baxter International, Inc.	16,667	632,846
Boston Scientific Corp. (A)	57,312	4,802,745
Dexcom, Inc. (A)	3,598	241,210
Medtronic PLC	49,593	4,464,858
Stryker Corp.	18,668	6,744,002
		18,256,175
Health Care Providers & Services - 1.5%
Elevance Health, Inc.	7,357	3,825,640
HCA Healthcare, Inc.	3,034	1,233,109
Humana, Inc.	5,457	1,728,450
McKesson Corp.	2,468	1,220,228
UnitedHealth Group, Inc.	25,448	14,878,937
		22,886,364
Health Care REITs - 0.4%
Ventas, Inc.	57,676	3,698,762
Welltower, Inc.	18,669	2,390,192
		6,088,954
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	1,423	5,993,847
Chipotle Mexican Grill, Inc. (A)	79,579	4,585,342
DoorDash, Inc., Class A (A)	4,520	645,139
Expedia Group, Inc. (A)	16,021	2,371,428
Hilton Worldwide Holdings, Inc.	12,854	2,962,847
McDonald's Corp.	15,290	4,655,958
Royal Caribbean Cruises Ltd.	19,897	3,528,932
Yum! Brands, Inc.	33,676	4,704,874
		29,448,367
Household Durables - 0.1%
Lennar Corp., Class A	7,602	1,425,223
Toll Brothers, Inc.	3,869	597,722
		2,022,945
Household Products - 0.3%
Church & Dwight Co., Inc.	18,251	1,911,245
Procter & Gamble Co.	16,857	2,919,632
		4,830,877
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	6,434	762,686
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	42,112	8,704,971
Industrial REITs - 0.3%
Prologis, Inc.	40,573	5,123,558
Insurance - 1.3%
Aon PLC, Class A	9,721	3,363,369
MetLife, Inc.	33,782	2,786,339
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Principal Financial Group, Inc.	21,742	$ 1,867,638
Progressive Corp.	27,246	6,913,945
Travelers Cos., Inc.	18,193	4,259,345
		19,190,636
Interactive Media & Services - 3.9%
Alphabet, Inc., Class A	111,301	18,459,271
Alphabet, Inc., Class C	84,045	14,051,484
Meta Platforms, Inc., Class A	47,058	26,937,881
		59,448,636
IT Services - 0.6%
Accenture PLC, Class A	13,526	4,781,170
Cognizant Technology Solutions Corp., Class A	54,631	4,216,421
		8,997,591
Life Sciences Tools & Services - 1.0%
Danaher Corp.	19,274	5,358,558
Thermo Fisher Scientific, Inc.	14,560	9,006,379
		14,364,937
Machinery - 1.0%
Deere & Co.	16,256	6,784,117
Ingersoll Rand, Inc.	16,024	1,572,916
Otis Worldwide Corp.	46,815	4,865,951
PACCAR, Inc.	13,021	1,284,912
		14,507,896
Media - 0.6%
Charter Communications, Inc., Class A (A)	5,842	1,893,275
Comcast Corp., Class A	161,560	6,748,361
Sirius XM Holdings, Inc.	23,760	561,924
		9,203,560
Metals & Mining - 0.1%
Nucor Corp.	6,849	1,029,679
Multi-Utilities - 0.1%
CMS Energy Corp.	30,916	2,183,597
Oil, Gas & Consumable Fuels - 1.9%
Chevron Corp.	9,641	1,419,830
ConocoPhillips	60,710	6,391,549
Diamondback Energy, Inc.	17,814	3,071,134
EOG Resources, Inc.	38,010	4,672,569
EQT Corp.	12,208	447,301
Exxon Mobil Corp.	111,232	13,038,615
		29,040,998
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	34,429	1,748,649
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	7,489	746,578
Kenvue, Inc.	94,121	2,177,019
		2,923,597
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	105,062	5,435,908
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	13,472	$ 11,935,384
Johnson & Johnson	32,636	5,288,990
Merck & Co., Inc.	29,804	3,384,542
		26,044,824
Professional Services - 0.2%
Leidos Holdings, Inc.	21,486	3,502,218
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	28,225	2,013,571
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (A)	31,789	5,215,939
Analog Devices, Inc.	31,584	7,269,689
Broadcom, Inc.	55,889	9,640,853
Lam Research Corp.	4,630	3,778,450
Marvell Technology, Inc.	6,386	460,558
Micron Technology, Inc.	53,605	5,559,375
NVIDIA Corp.	503,270	61,117,109
NXP Semiconductors NV	29,896	7,175,339
Texas Instruments, Inc.	40,203	8,304,734
		108,522,046
Software - 6.2%
Adobe, Inc. (A)	2,864	1,482,922
Cadence Design Systems, Inc. (A)	5,161	1,398,786
Fair Isaac Corp. (A)	470	913,454
Intuit, Inc.	9,513	5,907,573
Microsoft Corp.	156,659	67,410,368
Salesforce, Inc.	29,121	7,970,709
ServiceNow, Inc. (A)	9,933	8,883,976
		93,967,788
Specialized REITs - 0.5%
Digital Realty Trust, Inc.	20,776	3,362,180
Equinix, Inc.	518	459,792
SBA Communications Corp.	13,138	3,162,317
		6,984,289
Specialty Retail - 1.7%
AutoZone, Inc. (A)	2,132	6,715,885
Best Buy Co., Inc.	20,337	2,100,812
Burlington Stores, Inc. (A)	8,422	2,219,029
Lowe's Cos., Inc.	36,602	9,913,652
O'Reilly Automotive, Inc. (A)	962	1,107,839
Ross Stores, Inc.	23,255	3,500,110
		25,557,327
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	285,500	66,521,500
Hewlett Packard Enterprise Co.	88,097	1,802,465
Seagate Technology Holdings PLC	42,150	4,616,689
Western Digital Corp. (A)	27,123	1,852,230
		74,792,884
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (A)	4,097	1,111,721
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.3%
Altria Group, Inc.	25,710	$ 1,312,238
Philip Morris International, Inc.	23,231	2,820,244
		4,132,482
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	2,038	1,650,230
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	15,593	3,217,771
Total Common Stocks (Cost $574,076,595)		916,341,208

	Principal	Value
CORPORATE DEBT SECURITIES - 13.1%
Aerospace & Defense - 0.4%
BAE Systems PLC
5.30%, 03/26/2034 (D)	$ 780,000	809,951
Boeing Co.
3.50%, 03/01/2039	1,868,000	1,420,538
6.53%, 05/01/2034 (D)	323,000	346,713
6.86%, 05/01/2054 (D)	555,000	608,862
General Electric Co.
4.13%, 10/09/2042	637,000	565,549
4.50%, 03/11/2044	861,000	806,943
HEICO Corp.
5.35%, 08/01/2033	1,430,000	1,481,283
		6,039,839
Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	710,000	634,902
ZF North America Capital, Inc.
6.88%, 04/23/2032 (D)	600,000	602,074
		1,236,976
Automobiles - 0.4%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (D)	1,019,000	998,499
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,337,000	1,311,417
6.95%, 03/06/2026	392,000	401,144
General Motors Co.
6.25%, 10/02/2043	301,000	308,534
General Motors Financial Co., Inc.
5.00%, 04/09/2027	806,000	814,663
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (D)	1,207,000	1,278,180
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (D)	1,088,000	995,986
		6,108,423
Banks - 2.2%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (E), 03/14/2028	1,000,000	1,021,434
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (E), 01/23/2035	$ 1,108,000	$ 1,162,632
Fixed until 09/15/2028, 5.82% (E), 09/15/2029	3,294,000	3,464,681
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (E), 07/21/2039	414,000	434,065
Barclays PLC
Fixed until 03/12/2054, 6.04% (E), 03/12/2055	256,000	279,774
Fixed until 11/02/2025, 7.33% (E), 11/02/2026	1,200,000	1,231,280
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (E), 06/11/2035	552,000	575,447
Fixed until 05/25/2033, 6.17% (E), 05/25/2034	532,000	567,161
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (E), 11/26/2025	681,000	679,265
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (E), 10/21/2032	1,497,000	1,313,745
ING Groep NV
Fixed until 09/11/2033, 6.11% (E), 09/11/2034	840,000	915,377
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (E), 11/21/2033 (D)	1,081,000	1,254,239
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (E), 04/22/2027	1,634,000	1,565,061
Fixed until 01/23/2029, 5.01% (E), 01/23/2030	2,863,000	2,934,354
Fixed until 01/23/2034, 5.34% (E), 01/23/2035	668,000	697,532
Fixed until 04/22/2034, 5.77% (E), 04/22/2035	516,000	555,401
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (E), 08/11/2033	725,000	731,608
Fixed until 01/05/2034, 5.68% (E), 01/05/2035	898,000	943,792
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (E), 03/13/2032	554,000	585,925
Fixed until 10/30/2028, 7.41% (E), 10/30/2029	530,000	580,271
Morgan Stanley
Fixed until 01/16/2029, 5.17% (E), 01/16/2030	2,403,000	2,475,726
Fixed until 07/19/2034, 5.32% (E), 07/19/2035	1,630,000	1,689,769
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (E), 01/22/2035	188,000	199,083
Fixed until 08/18/2033, 5.94% (E), 08/18/2034	1,031,000	1,110,655
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (E), 01/26/2034	$ 1,876,000	$ 1,895,700
Fixed until 06/08/2033, 5.87% (E), 06/08/2034	636,000	675,579
Fixed until 10/30/2028, 7.16% (E), 10/30/2029	527,000	577,205
UBS Group AG
Fixed until 09/06/2044, 5.38% (E), 09/06/2045 (D)	600,000	612,592
Fixed until 08/12/2032, 6.54% (E), 08/12/2033 (D)	433,000	477,665
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (E), 07/25/2034	1,494,000	1,565,700
		32,772,718
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,133,000	1,048,355
Constellation Brands, Inc.
3.15%, 08/01/2029	537,000	509,149
3.70%, 12/06/2026	255,000	252,419
Diageo Capital PLC
5.50%, 01/24/2033	436,000	464,131
		2,274,054
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	654,000	494,698
5.60%, 03/02/2043	828,000	869,720
CSL Finance PLC
4.63%, 04/27/2042 (D)	654,000	616,322
Royalty Pharma PLC
2.20%, 09/02/2030	865,000	757,172
		2,737,912
Building Products - 0.1%
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (D)	277,000	250,286
Mohawk Industries, Inc.
5.85%, 09/18/2028	608,000	640,677
		890,963
Chemicals - 0.1%
Celanese U.S. Holdings LLC
6.70%, 11/15/2033 (C)	807,000	882,134
Nutrien Ltd.
4.90%, 03/27/2028	643,000	655,437
OCP SA
6.75%, 05/02/2034 (D)	565,000	606,415
		2,143,986
Commercial Services & Supplies - 0.8%
ADT Security Corp.
4.13%, 08/01/2029 (D)	1,193,000	1,139,538
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Ashtead Capital, Inc.
5.55%, 05/30/2033 (D)	$ 294,000	$ 300,602
5.80%, 04/15/2034 (D)	366,000	382,126
Element Fleet Management Corp.
6.32%, 12/04/2028 (D)	1,639,000	1,743,762
Equifax, Inc.
2.60%, 12/01/2024	987,000	982,522
5.10%, 12/15/2027	1,062,000	1,084,912
GXO Logistics, Inc.
2.65%, 07/15/2031	2,094,000	1,785,539
6.50%, 05/06/2034	644,000	684,588
Quanta Services, Inc.
2.90%, 10/01/2030	822,000	755,967
5.25%, 08/09/2034	381,000	388,824
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	2,047,000	1,769,352
Veralto Corp.
5.45%, 09/18/2033	926,000	970,681
		11,988,413
Communications Equipment - 0.4%
America Movil SAB de CV
4.38%, 07/16/2042	250,000	225,922
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,107,000	1,042,093
3.88%, 04/15/2030	735,000	714,510
5.15%, 04/15/2034	1,109,000	1,141,174
Verizon Communications, Inc.
1.68%, 10/30/2030	1,235,000	1,055,480
2.99%, 10/30/2056	1,781,000	1,166,304
		5,345,483
Construction & Engineering - 0.1%
D.R. Horton, Inc.
5.00%, 10/15/2034	979,000	991,633
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (D)	1,267,000	1,067,019
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,241,000	1,183,139
		2,250,158
Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	860,000	819,573
Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033	591,000	625,319
Diversified REITs - 0.7%
American Tower Trust #1
3.65%, 03/15/2048 (D)	716,000	695,295
Safehold GL Holdings LLC
6.10%, 04/01/2034	1,125,000	1,187,444
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
SBA Tower Trust
1.63%, 05/15/2051 (D)	$ 848,000	$ 793,867
1.88%, 07/15/2050 (D)	1,309,000	1,263,283
2.84%, 01/15/2050 (D)	3,160,000	3,137,250
VICI Properties LP
4.95%, 02/15/2030	1,602,000	1,612,650
Weyerhaeuser Co.
4.00%, 04/15/2030	1,187,000	1,162,299
WP Carey, Inc.
5.38%, 06/30/2034	883,000	901,740
		10,753,828
Electric Utilities - 0.4%
Appalachian Power Co.
3.40%, 06/01/2025	466,000	461,357
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	96,000	102,756
CMS Energy Corp.
4.88%, 03/01/2044	171,000	164,032
DTE Electric Co.
4.30%, 07/01/2044	1,642,000	1,479,277
Duke Energy Corp.
3.75%, 09/01/2046	1,691,000	1,336,915
Duke Energy Progress LLC
3.60%, 09/15/2047	1,169,000	919,851
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	64,000	65,321
Pacific Gas & Electric Co.
2.50%, 02/01/2031	948,000	829,984
Public Service Electric & Gas Co.
3.00%, 05/15/2025	475,000	469,763
Vistra Operations Co. LLC
6.88%, 04/15/2032 (D)	596,000	627,067
		6,456,323
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp.
5.25%, 04/05/2034	1,110,000	1,158,588
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,147,000	1,005,757
5.88%, 04/10/2034	565,000	585,403
Keysight Technologies, Inc.
4.60%, 04/06/2027	948,000	953,899
Sensata Technologies, Inc.
4.38%, 02/15/2030 (D)	697,000	666,115
Trimble, Inc.
6.10%, 03/15/2033	910,000	981,280
		5,351,042
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (D)	1,276,000	1,261,456
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	$ 1,404,000	$ 1,400,233
4.95%, 09/10/2034	600,000	595,542
American Express Co.
Fixed until 04/25/2029, 5.53% (E), 04/25/2030	1,066,000	1,116,772
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	670,000	645,426
5.50%, 12/15/2024 (D)	2,008,000	2,006,268
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (D)	630,000	633,156
5.75%, 11/15/2029 (D)	1,636,000	1,687,376
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (E), 05/19/2034	1,796,000	1,921,663
LPL Holdings, Inc.
5.70%, 05/20/2027	559,000	571,237
		10,577,673
Food Products - 0.5%
BAT Capital Corp.
6.00%, 02/20/2034	1,300,000	1,388,265
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	1,255,000	1,252,376
Cargill, Inc.
5.13%, 10/11/2032 (D)	552,000	572,929
J M Smucker Co.
6.50%, 11/15/2043	547,000	617,067
Kroger Co.
5.00%, 09/15/2034	688,000	693,167
Philip Morris International, Inc.
5.25%, 02/13/2034	828,000	858,929
5.63%, 11/17/2029	1,029,000	1,091,768
Viterra Finance BV
4.90%, 04/21/2027 (D)	1,213,000	1,222,783
		7,697,284
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
5.75%, 12/06/2052 (D)	262,000	281,578
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	822,000	836,996
5.86%, 03/15/2030	589,000	630,079
		1,748,653
Health Care Providers & Services - 0.6%
Centene Corp.
3.38%, 02/15/2030	631,000	581,317
Cigna Group
2.40%, 03/15/2030	717,000	648,831
5.25%, 02/15/2034	1,264,000	1,307,492
Elevance Health, Inc.
2.25%, 05/15/2030	818,000	731,650
HCA, Inc.
5.60%, 04/01/2034	1,170,000	1,218,084
6.00%, 04/01/2054	904,000	953,855
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (D)	$ 417,000	$ 440,201
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	680,000	632,874
4.80%, 10/01/2034	1,217,000	1,201,571
Molina Healthcare, Inc.
4.38%, 06/15/2028 (D)	525,000	510,401
UnitedHealth Group, Inc.
5.20%, 04/15/2063	964,000	962,873
		9,189,149
Hotel & Resort REITs - 0.0% (B)
Host Hotels & Resorts LP
5.70%, 07/01/2034	408,000	420,776
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
5.25%, 06/30/2029	857,000	876,935
MGM Resorts International
6.13%, 09/15/2029	891,000	902,673
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	632,000	515,731
		2,295,339
Insurance - 0.5%
Allstate Corp.
5.05%, 06/24/2029	1,745,000	1,796,925
5.25%, 03/30/2033	701,000	729,948
Constellation Insurance, Inc.
6.80%, 01/24/2030 (D)	2,287,000	2,300,407
Corebridge Financial, Inc.
5.75%, 01/15/2034	801,000	843,480
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (E), 05/23/2042 (D)	800,000	838,064
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (E), 10/01/2050	1,272,000	1,174,527
		7,683,351
Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	84,000	76,393
Meta Platforms, Inc.
4.80%, 05/15/2030	972,000	1,010,214
Uber Technologies, Inc.
4.80%, 09/15/2034	514,000	513,225
		1,599,832
IT Services - 0.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	204,521
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,353,000	1,337,874
		1,542,395
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	$ 1,515,000	$ 1,390,169
Ingersoll Rand, Inc.
5.45%, 06/15/2034	835,000	877,773
		2,267,942
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	600,000	458,872
Comcast Corp.
2.94%, 11/01/2056	549,000	358,653
NBCUniversal Media LLC
4.45%, 01/15/2043	579,000	530,553
		1,348,078
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (D)	1,401,000	1,395,698
ArcelorMittal SA
6.55%, 11/29/2027	1,346,000	1,428,210
Glencore Funding LLC
2.63%, 09/23/2031 (D)	1,082,000	947,204
		3,771,112
Mortgage Real Estate Investment Trusts - 0.0% (B)
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (F)(D)	400,000	400,147
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029	130,000	115,438
2.25%, 03/15/2026	479,000	462,636
Kilroy Realty LP
4.25%, 08/15/2029	899,000	860,279
		1,438,353
Oil, Gas & Consumable Fuels - 1.3%
Boardwalk Pipelines LP
3.40%, 02/15/2031	598,000	548,824
Chevron USA, Inc.
3.25%, 10/15/2029	735,000	711,024
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,482,000	1,511,597
Enbridge, Inc.
5.63%, 04/05/2034	1,237,000	1,296,505
Energy Transfer LP
5.15%, 02/01/2043	749,000	701,469
5.55%, 02/15/2028	572,000	591,262
5.95%, 10/01/2043	629,000	640,171
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,101,000	1,815,258
EQM Midstream Partners LP
6.38%, 04/01/2029 (D)	325,000	335,586
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (D)	517,000	534,452
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP
6.50%, 06/01/2029 (D)	$ 530,000	$ 548,541
Occidental Petroleum Corp.
5.20%, 08/01/2029	568,000	578,151
5.55%, 03/15/2026	1,429,000	1,445,835
ONEOK, Inc.
6.10%, 11/15/2032	1,332,000	1,432,585
Ovintiv, Inc.
6.25%, 07/15/2033	855,000	903,952
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	619,956
6.84%, 01/23/2030	1,509,000	1,400,387
6.88%, 08/04/2026	400,000	398,430
7.69%, 01/23/2050	166,000	129,702
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	970,000	922,057
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	868,000	862,909
Shell International Finance BV
2.50%, 09/12/2026 (G)	603,000	584,803
3.75%, 09/12/2046 (G)	226,000	185,169
Western Midstream Operating LP
6.15%, 04/01/2033	890,000	941,072
Williams Cos., Inc.
5.40%, 03/04/2044	108,000	106,558
		19,746,255
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	504,016	477,242
United Airlines Pass-Through Trust
3.75%, 03/03/2028	716,724	701,777
		1,179,019
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	1,450,000	1,513,554
Pharmaceuticals - 0.5%
AbbVie, Inc.
5.05%, 03/15/2034	1,131,000	1,179,988
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (D)	890,000	878,984
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	436,000	461,382
Cardinal Health, Inc.
5.45%, 02/15/2034	714,000	746,412
CVS Health Corp.
5.25%, 01/30/2031	411,000	422,910
6.00%, 06/01/2044	993,000	1,025,532
Merck & Co., Inc.
5.00%, 05/17/2053	1,136,000	1,143,099
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	791,000	804,821
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Viatris, Inc.
2.30%, 06/22/2027	$ 471,000	$ 443,678
		7,106,806
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	914,000	942,840
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	891,000	868,702
Broadcom, Inc.
3.14%, 11/15/2035 (D)	1,145,000	978,036
Foundry JV Holdco LLC
5.88%, 01/25/2034 (D)	957,000	974,059
KLA Corp.
3.30%, 03/01/2050	835,000	630,517
Microchip Technology, Inc.
5.05%, 03/15/2029	1,081,000	1,109,671
Micron Technology, Inc.
5.30%, 01/15/2031	1,112,000	1,154,763
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	395,731
3.40%, 05/01/2030	432,000	407,862
QUALCOMM, Inc.
3.25%, 05/20/2050	552,000	415,404
		6,934,745
Software - 0.6%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	664,000	667,453
Fiserv, Inc.
5.45%, 03/02/2028	924,000	958,040
Infor, Inc.
1.75%, 07/15/2025 (D)	1,271,000	1,234,040
Intuit, Inc.
5.50%, 09/15/2053	430,000	461,541
Oracle Corp.
3.65%, 03/25/2041	763,000	630,168
4.70%, 09/27/2034	762,000	759,323
6.90%, 11/09/2052	1,052,000	1,267,007
Roper Technologies, Inc.
4.90%, 10/15/2034	966,000	971,485
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,557,000	1,545,077
		8,494,134
Transportation Infrastructure - 0.0% (B)
United Parcel Service, Inc.
5.15%, 05/22/2034	663,000	696,764
		696,764
Total Corporate Debt Securities (Cost $200,552,448)		198,642,300
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.5%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	156,110	159,389
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50%, 07/01/2037 - 07/01/2053	$ 4,051,881	$ 4,101,204
6.00%, 12/01/2037	16,567	17,486
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,649,100
2.81%, 01/25/2025	675,933	671,523
3.01%, 07/25/2025	2,812,814	2,778,628
3.30% (E), 11/25/2027	300,000	294,671
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	85,051	83,960
4.00%, 06/01/2042	43,682	43,162
4.50%, 02/01/2025 - 08/01/2052	2,597,661	2,556,033
5.00%, 04/01/2039 - 02/01/2054	12,461,054	12,469,659
5.50%, 04/01/2037 - 03/01/2053	3,034,933	3,083,005
6.00%, 08/01/2036 - 06/01/2054	3,930,895	4,043,687
6.50%, 05/01/2040	47,371	49,373
1-Year RFUCC Treasury + 1.52%,
5.83% (E), 02/01/2043	19,488	19,781
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (E), 02/16/2053	262,639	4,132
Tennessee Valley Authority
4.38%, 08/01/2034	1,001,000	1,019,588
5.88%, 04/01/2036	1,170,000	1,352,241
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/2039 - 10/01/2054 (F)	14,630,000	12,669,930
2.50%, 10/01/2039 - 10/01/2054 (F)	33,168,000	29,008,022
3.00%, 10/01/2039 - 10/01/2054 (F)	26,267,000	23,738,409
3.50%, 10/01/2039 - 10/01/2054 (F)	20,855,000	19,542,952
4.00%, 10/01/2054 (F)	11,261,000	10,806,027
4.50%, 10/01/2054 (F)	10,445,000	10,264,401
5.50%, 10/01/2054 (F)	12,032,000	12,175,909
6.00%, 10/01/2054 (F)	4,102,000	4,193,826
Total U.S. Government Agency Obligations (Cost $159,998,591)		158,796,098
U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury - 8.9%
U.S. Treasury Bonds
1.25%, 05/15/2050	3,136,000	1,675,310
1.88%, 02/15/2051 - 11/15/2051	1,934,000	1,204,057
2.00%, 02/15/2050	1,923,000	1,251,152
2.25%, 08/15/2046 - 02/15/2052	5,051,000	3,541,189
2.38%, 02/15/2042 - 05/15/2051	5,396,000	4,086,671
2.50%, 02/15/2045 - 05/15/2046	9,156,000	6,942,682
2.75%, 08/15/2042 - 11/15/2047	6,635,000	5,310,880
2.88%, 08/15/2045 - 05/15/2049	7,306,900	5,863,443
3.00%, 05/15/2042 - 08/15/2052	8,631,900	7,049,252
3.13%, 05/15/2048	63,000	52,253
3.50%, 02/15/2039	512,000	488,140
3.63%, 02/15/2044 - 05/15/2053	3,554,800	3,240,040
3.88%, 02/15/2043	1,559,000	1,502,364
4.00%, 11/15/2052	2,317,000	2,251,472
4.13%, 08/15/2053	2,126,000	2,114,207
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
4.25%, 05/15/2039 - 08/15/2054	$ 5,081,000	$ 5,196,207
4.63%, 05/15/2044 - 05/15/2054	4,390,000	4,728,350
4.75%, 11/15/2043 - 11/15/2053	3,442,000	3,761,465
5.25%, 02/15/2029	696,000	745,644
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	5,684,000	4,795,826
0.88%, 06/30/2026	588,100	560,234
1.13%, 10/31/2026 - 02/15/2031	7,909,000	7,128,646
1.25%, 11/30/2026	4,574,000	4,348,873
1.38%, 11/15/2031	6,455,000	5,523,312
1.50%, 01/31/2027 - 02/15/2030	1,581,000	1,496,015
1.63%, 05/15/2026 - 05/15/2031	7,330,300	6,613,567
2.25%, 11/15/2027	1,239,200	1,190,406
2.63%, 02/15/2029	817,000	785,118
2.75%, 02/15/2028 - 08/15/2032	4,686,500	4,544,143
2.88%, 05/15/2028	5,105,800	4,981,147
3.13%, 11/15/2028	1,274,600	1,251,797
3.50%, 01/31/2028	3,018,000	3,010,101
3.63%, 05/31/2028	3,548,000	3,552,019
3.75%, 12/31/2028	1,813,000	1,824,260
3.88%, 11/30/2027 - 08/15/2034	1,894,800	1,909,620
4.00%, 01/15/2027	1,067,000	1,075,503
4.13%, 09/30/2027 - 11/15/2032	4,813,100	4,936,482
4.38%, 08/31/2028 - 05/15/2034	5,855,000	6,049,737
4.50%, 05/31/2029	6,651,000	6,912,623
4.63%, 04/30/2029	1,083,000	1,130,212
		134,624,419
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	1,810,628	1,823,999
2.50%, 01/15/2029	6,038,753	6,293,824
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	4,070,356	3,780,231
		11,898,054
Total U.S. Government Obligations (Cost $153,368,627)		146,522,473
MORTGAGE-BACKED SECURITIES - 2.5%
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (D)	498,912	462,996
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA, 0.73% (E), 11/05/2036 (D)	3,935,000	64
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (E), 03/25/2064 (D)	890,544	903,926
CIM Trust
Series 2021-R6, Class A1, 1.43% (E), 07/25/2061 (D)	1,993,259	1,773,777
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 02/10/2048	600,000	594,113
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (E), 09/25/2064 (D)	$ 188,563	$ 183,341
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (E), 04/25/2069 (D)	918,157	929,632
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (D)	4,500,000	4,230,562
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (E), 01/25/2060 (D)	1,938,259	1,650,857
Series 2021-RPL6, Class A1, 2.00% (E), 10/25/2060 (D)	1,964,988	1,782,250
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2, 1-Month Term SOFR + 0.41%, 5.27% (E), 12/25/2036	45,039	40,575
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (D)	2,200,000	2,177,990
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (D)	800,000	789,855
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (E), 04/25/2058 (D)	53,382	52,462
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B, 4.21% (E), 08/15/2046	945,000	577,452
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (E), 12/25/2052 (D)	84,532	80,912
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (E), 01/25/2054 (D)	81,720	78,713
Series 2014-2A, Class A3, 3.75% (E), 05/25/2054 (D)	308,657	295,801
Series 2014-3A, Class AFX3, 3.75% (E), 11/25/2054 (D)	82,294	78,422
Series 2015-2A, Class A1, 3.75% (E), 08/25/2055 (D)	156,864	150,774
Series 2016-2A, Class A1, 3.75% (E), 11/26/2035 (D)	168,725	162,055
Series 2016-3A, Class A1B, 3.25% (E), 09/25/2056 (D)	283,939	268,420
Series 2016-4A, Class A1, 3.75% (E), 11/25/2056 (D)	364,675	348,099
Series 2017-1A, Class A1, 4.00% (E), 02/25/2057 (D)	418,729	408,581
Series 2017-2A, Class A3, 4.00% (E), 03/25/2057 (D)	410,214	397,827
Series 2017-3A, Class A1, 4.00% (E), 04/25/2057 (D)	640,627	624,393
Series 2017-4A, Class A1, 4.00% (E), 05/25/2057 (D)	457,531	442,830
Series 2018-1A, Class A1A, 4.00% (E), 12/25/2057 (D)	487,726	475,834
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-RPL1, Class A1, 3.50% (E), 12/25/2057 (D)	$ 274,298	$ 265,940
Series 2019-4A, Class A1B, 3.50% (E), 12/25/2058 (D)	1,051,020	994,695
Series 2019-5A, Class A1B, 3.50% (E), 08/25/2059 (D)	1,107,460	1,045,650
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (E), 03/25/2063 (D)	868,922	876,412
Series 2024-NQM4, Class A1, 6.07% (E), 01/25/2064 (D)	1,141,059	1,158,212
Series 2024-NQM5, Class A1, 5.99% (E), 01/25/2064 (D)	449,699	455,540
Series 2024-NQM6, Class A1, 6.45% (E), 02/25/2064 (D)	1,114,249	1,138,609
Series 2024-NQM7, Class A1, 6.24% (E), 03/25/2064 (D)	1,583,193	1,610,454
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (E), 07/25/2057 (D)	27,630	27,368
Series 2017-4, Class A1, 2.75% (E), 06/25/2057	464,246	450,119
Series 2017-6, Class A1, 2.75% (E), 10/25/2057 (D)	357,243	347,677
Series 2018-1, Class A1, 3.00% (E), 01/25/2058 (D)	211,634	207,745
Series 2018-4, Class A1, 3.00% (E), 06/25/2058 (D)	870,425	824,940
Series 2019-1, Class A1, 3.75% (E), 03/25/2058 (D)	1,575,722	1,532,577
Series 2020-4, Class A1, 1.75%, 10/25/2060 (D)	2,402,089	2,182,662
Series 2021-1, Class A1, 2.25% (E), 11/25/2061 (D)	1,859,719	1,733,465
Series 2022-4, Class A1, 3.75%, 09/25/2062 (D)	527,911	506,654
Series 2023-1, Class A1, 3.75%, 01/25/2063 (D)	2,122,291	2,039,660
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 06/10/2030 (D)	29,028	26,997
Total Mortgage-Backed Securities (Cost $39,701,976)		37,387,889
ASSET-BACKED SECURITIES - 1.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (D)	184,673	184,757
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (D)	242,126	222,610
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (D)	660,000	639,587
Series 2023-7A, Class A, 5.90%, 08/21/2028 (D)	1,530,000	1,582,872
Series 2024-1A, Class A, 5.36%, 06/20/2030 (D)	1,230,000	1,263,488
	Principal	Value
ASSET-BACKED SECURITIES (continued)
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (D)	$ 1,064,149	$ 1,091,452
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	1,350,000	1,379,156
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 6.54% (E), 10/18/2030 (D)	2,478,916	2,483,254
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,375,000	1,412,205
Ford Credit Auto Owner Trust
Series 2018-1, Class B, 3.34%, 07/15/2031 (D)	500,000	497,692
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026	50,808	50,814
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (D)	1,040,145	836,046
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (D)	1,108,606	915,694
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (D)	1,442,210	1,237,713
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (D)	1,215,000	1,245,145
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (D)	785,108	807,070
Series 2024-1B, Class A, 5.75%, 09/15/2039 (D)	569,450	578,276
Series 2024-2A, Class A, 5.50%, 03/25/2038 (D)	488,254	501,906
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (D)	1,302,784	1,330,360
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.74% (E), 10/20/2034 (D)	2,600,000	2,599,958
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (D)	277,094	276,871
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (D)	930,531	868,254
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (D)	186,128	176,794
Series 2023-1A, Class A, 4.93%, 10/20/2040 (D)	775,985	784,964
Series 2024-1A, Class A, 5.32%, 02/20/2043 (D)	991,818	1,011,011
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (D)	87,452	86,359
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 3-Month Term SOFR + 1.36%, 6.64% (E), 07/20/2030 (D)	$ 480,671	$ 481,236
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (D)	268,054	262,196
Series 2021-1A, Class A, 0.99%, 11/20/2037 (D)	465,179	448,761
Series 2023-1A, Class A, 5.20%, 01/20/2040 (D)	455,335	458,921
Series 2023-2A, Class A, 5.80%, 04/20/2040 (D)	916,586	929,851
Series 2023-3A, Class A, 6.10%, 09/20/2040 (D)	1,218,172	1,260,293
Series 2024-1A, Class A, 5.15%, 01/20/2043 (D)	662,827	668,176
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (D)	303,714	304,191
Total Asset-Backed Securities (Cost $29,215,617)		28,877,933
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bonds
4.25%, 01/07/2025	480,000	478,080
Chile - 0.0% (B)
Chile Government International Bonds
3.50%, 01/25/2050	675,000	518,117
Colombia - 0.0% (B)
Colombia Government International Bonds
3.13%, 04/15/2031	615,000	507,370
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (D)	1,346,000	1,427,071
Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (D)	1,429,000	1,439,746
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,883,000	1,833,379
Panama - 0.1%
Panama Government International Bonds
3.88%, 03/17/2028	550,000	529,937
Serbia - 0.1%
Serbia International Bonds
6.00%, 06/12/2034 (D)	955,000	981,492
Total Foreign Government Obligations (Cost $7,821,215)		7,715,192
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (B)
Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	$ 45,000	$ 51,382
Total Municipal Government Obligation (Cost $49,311)		51,382
COMMERCIAL PAPER - 7.6%
Banks - 4.2%
ABN AMRO Funding USA LLC
5.41% (H), 01/13/2025 (D)	1,500,000	1,479,700
Australia & New Zealand Banking Group Ltd.
4.93% (H), 02/28/2025 (D)	5,500,000	5,398,294
BNP Paribas SA
5.09% (H), 02/04/2025	1,350,000	1,345,023
Cooperatieve Rabobank UA
4.90% (H), 03/03/2025	6,250,000	6,131,395
DBS Bank Ltd.
5.05% (H), 02/10/2025 (D)	4,000,000	3,933,697
DNB Bank ASA
5.30% (H), 01/30/2025 (D)	6,375,000	6,277,685
HSBC USA, Inc.
5.49% (H), 02/07/2025 (D)	6,000,000	5,899,539
Korea Development Bank
5.47% (H), 01/13/2025	6,000,000	5,919,675
Lloyds Bank PLC
4.51% (H), 03/05/2025	6,000,000	5,884,560
Macquarie Bank Ltd.
5.03% (H), 02/11/2025 (D)	3,550,000	3,490,767
Skandinaviska Enskilda Banken AB
5.32% (H), 12/30/2024 (D)	6,000,000	5,929,775
Svenska Handelsbanken AB
4.94% (H), 03/03/2025 (D)	5,750,000	5,642,738
Westpac Securities NZ Ltd.
5.45% (H), 11/15/2024 (D)	6,500,000	6,460,244
		63,793,092
Chemicals - 0.4%
Air Liquide U.S. LLC
5.34% (H), 12/20/2024 (D)	6,375,000	6,308,345
Consumer Finance - 0.4%
Toyota Motor Credit Corp.
5.53% (H), 01/06/2025	5,500,000	5,430,848
Financial Services - 2.6%
Barton Capital SA
5.59% (H), 10/04/2024 (D)	4,925,000	4,922,354
Britannia Funding Co. LLC
5.44% (H), 01/22/2025 (D)	6,300,000	6,207,432
Glencove Funding LLC
5.50% (H), 10/07/2024 (D)	6,000,000	5,994,353
Gotham Funding Corp.
5.55% (H), 10/11/2024 (D)	3,000,000	2,995,562
LMA-Americas LLC
5.58% (H), 10/18/2024 (D)	4,750,000	4,738,471
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Manhattan Asset Funding Co. LLC
4.98% (H), 02/28/2025 (D)	$ 5,800,000	$ 5,691,060
Starbird Funding Corp.
4.89% (H), 03/06/2025 (D)	2,769,000	2,715,069
Thunder Bay Funding LLC
5.50% (H), 11/15/2024 (D)	6,000,000	5,963,338
		39,227,639
Total Commercial Paper (Cost $114,626,268)		114,759,924
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury Bills
4.86% (H), 12/19/2024	2,774,000	2,746,557
5.10% (H), 11/29/2024	1,016,000	1,008,209
5.22% (H), 11/07/2024	4,051,000	4,031,463
5.34% (H), 10/17/2024	1,721,000	1,717,420
Total Short-Term U.S. Government Obligations (Cost $9,499,741)		9,503,649

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (H)	1,016,864	1,016,864
Total Other Investment Company (Cost $1,016,864)		1,016,864

Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp.,
2.10% (H), dated 09/30/2024, to be
repurchased at $11,758,348 on 10/01/2024.
Collateralized by a U.S. Government
Obligation, 0.75%, due 04/30/2026, and
with a value of $11,993,041.
$ 11,757,662	$ 11,757,662
Total Repurchase Agreement (Cost $11,757,662)	11,757,662
Total Investments (Cost $1,301,684,915)	1,631,372,574
Net Other Assets (Liabilities) - (8.0)%	(120,767,251)
Net Assets - 100.0%	$ 1,510,605,323
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	36	12/20/2024	$10,376,009	$10,465,650	$89,641	$—
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$916,341,208	$—	$—	$916,341,208
Corporate Debt Securities	—	198,642,300	—	198,642,300
U.S. Government Agency Obligations	—	158,796,098	—	158,796,098
U.S. Government Obligations	—	146,522,473	—	146,522,473
Mortgage-Backed Securities	—	37,387,889	—	37,387,889
Asset-Backed Securities	—	28,877,933	—	28,877,933
Foreign Government Obligations	—	7,715,192	—	7,715,192
Municipal Government Obligation	—	51,382	—	51,382
Commercial Paper	—	114,759,924	—	114,759,924
Short-Term U.S. Government Obligations	—	9,503,649	—	9,503,649
Other Investment Company	1,016,864	—	—	1,016,864
Repurchase Agreement	—	11,757,662	—	11,757,662
Total Investments	$917,358,072	$714,014,502	$—	$1,631,372,574
Other Financial Instruments
Futures Contracts (J)	$89,641	$—	$—	$89,641
Total Other Financial Instruments	$89,641	$—	$—	$89,641
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $1,897,028, collateralized by cash collateral of $1,016,864 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $921,998. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $197,558,620, representing 13.1% of the Portfolio's net assets.

(E)
Floating or variable rate security. The rate disclosed is as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2024.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Restricted security. At September 30, 2024, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Shell International Finance BV 2.50%, 09/12/2026	12/29/2016 - 12/28/2017	$581,196	$584,803	0.0%(B)
Corporate Debt Securities	Shell International Finance BV 3.75%, 09/12/2046	09/07/2016	224,951	185,169	0.0 (B)
			$806,147	$769,972	0.0% (B)

(H)	Rate disclosed reflects the yield at September 30, 2024.
(I)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
PORTFOLIO ABBREVIATION(S) (continued):
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Managed Balanced VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust